Income Tax Status - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Tax Status [Line Items]
Income Tax Status
8. Tax Status

The Internal Revenue Service has determined and informed the Bank by a determination letter dated March 17, 2017, that the Plan, as designed, was in accordance with applicable sections of the IRC. Though the Plan has been amended since receiving the determination letter, the Plan administrator and the Plan’s tax counsel believe that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC, and, therefore, believe that the Plan is qualified and tax exempt.

The Plan had no uncertain tax positions at December 31, 2025 or 2024. Therefore, no provision or liability for income taxes has been recorded in the financial statements.

Tax determination letter date	Mar. 17, 2017
Employee Benefit Plan, Uncertain Tax Positions Taken	$ 0
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]
EBP, Tax Determination Letter, Obtained [true false]	true